Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balances, value at Dec. 31, 2009	$ 25,851	$ 4,455	$ 787	$ 21,306	$ (697)
Beginning Balances, shares at Dec. 31, 2009		1,485,089
Net income	687			687
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit 39, 99 and 33 for the years 2012, 2011 and 2010 respectively	(88)				(88)
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax 144, 449 and 19 for the years 2012, 2011 and 2010 respectively	37				37
Comprehensive income	636
Issuance of restricted stock and related expense, par value	23	7	16
Issuance of restricted stock and related expense, shares		10,500
Stock-based compensation expense	47		47
Cash dividends declared by Bankshares ($0.05 per share)	(75)			(75)
Ending Balances, value at Dec. 31, 2010	26,482	4,462	850	21,918	(748)
Ending Balances, shares at Dec. 31, 2010		1,495,589
Net income	1,063			1,063
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit 39, 99 and 33 for the years 2012, 2011 and 2010 respectively	189				189
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax 144, 449 and 19 for the years 2012, 2011 and 2010 respectively	(871)				(871)
Comprehensive income	381
Issuance of restricted stock and related expense, par value	35	11	24
Issuance of restricted stock and related expense, shares		1,000
Stock-based compensation expense	49		49
Ending Balances, value at Dec. 31, 2011	26,947	4,473	923	22,981	(1,430)
Ending Balances, shares at Dec. 31, 2011		1,496,589
Net income	1,338			1,338
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit 39, 99 and 33 for the years 2012, 2011 and 2010 respectively	76				76
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax 144, 449 and 19 for the years 2012, 2011 and 2010 respectively	(280)				(280)
Comprehensive income	1,134
Issuance of restricted stock and related expense, par value	57	19	38
Issuance of restricted stock and related expense, shares		11,000
Stock-based compensation expense	26		26
Cash dividends declared by Bankshares ($0.05 per share)	(75)			(75)
Ending Balances, value at Dec. 31, 2012	$ 28,089	$ 4,492	$ 987	$ 24,244	$ (1,634)
Ending Balances, shares at Dec. 31, 2012		1,507,589